Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expenses
Share-based compensation expenses	¥ (951,048)	¥ (688,083)	¥ (671,210)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(100,486)	(112,683)	(73,151)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(16,534)	(35,038)	(41,063)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(152,234)	(180,493)	(203,594)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (681,794)	¥ (359,869)	¥ (353,402)